Expense Example, No Redemption - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Multi-Asset Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 507
3 Years	733
5 Years	977
10 Years	1,676
Fidelity Advisor Multi-Asset Income Fund - Class M
Expense Example, No Redemption:
1 Year	506
3 Years	730
5 Years	972
10 Years	1,664
Fidelity Advisor Multi-Asset Income Fund - Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,962
Fidelity Advisor Multi-Asset Income Fund - Class I
Expense Example, No Redemption:
1 Year	86
3 Years	268
5 Years	466
10 Years	1,037
Fidelity Advisor Multi-Asset Income Fund - Class Z
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918